General, Administrative and Marketing Expenses (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		₪ 12,480	$ 3,330	₪ 8,303	₪ 11,048
Payroll and related expenses [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		4,142		2,926	2,822
Share-based payments [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses	[1]	3,514		2,243	1,445
Directors' salary and insurance [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		604		411	787
Rent and office maintenance [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		321		321	364
Professional services [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		3,085		1,827	5,039
Depreciation [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		81		47	38
Other [Member]
General Administrative And Marketing Expenses [Line Items]
General, Administrative and Marketing Expenses		₪ 733		₪ 528	₪ 553

[1]	Share-based payments expenses for the year ended December 31, 2017 and 2018, include amount of NIS 1.5 million and NIS 494,000, respectively, due to fair value estimate of services received from Alpha.